Consolidated Statements of Financial Position - CAD ($)		Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents		$ 8,610,996	$ 3,916,283
Receivables		243,639	271,284
Prepaid expenses		920,146	249,585
Inventory		232,903
Current assets		10,007,684	4,437,152
Non-current assets
Plant and equipment		1,393,683	225,269
Investment			100,000
Trademark and patents			23,175
Goodwill and other intangible assets		1,260,014	2,170
TOTAL ASSETS		12,661,381	4,787,766
Current liabilities
Bank overdraft and demand loan		123,637
Trade payables and accrued liabilities		1,123,790	468,000
Customer deposits		447,071	169,500
Convertible loan			243,676
Shareholder loan		10,383
Promissory note		1,500,000
Deferred income tax		149,794
Total Current Liabilities		3,354,675	881,176
Non-current liabilities
Derivative liability	[1]	3,655,690
TOTAL LIABILITIES		7,010,365	881,176
EQUITY
Share capital		22,718,282	11,383,996
Common share subscription		750,000	101,500
Share-based payment reserve		3,518,286	2,351,144
Equity component reserve			39,130
Deficit		(21,335,552)	(9,969,180)
TOTAL EQUITY		5,651,016	3,906,590
TOTAL LIABILITIES AND EQUITY		$ 12,661,381	$ 4,787,766

[1]	The warrant derivative liability is valued at fair value in accordance with International Financial Reporting Standards (''IFRS''). There are no circumstances in which the Company would be required to pay cash upon exercise or expiry of the warrants. See Note 12.